Long-Term Debt (Narrative IV) (Tables)	12 Months Ended
Dec. 31, 2023
Long-term Debt Narrative Iv
Long-Term Debt - Repayment Schedule (Table)

Payment due by year ended	Amount
December 31, 2024	193,252
December 31, 2025	144,587
December 31, 2026	300,858
December 31, 2027	162,719
December 31, 2028	21,762
$823,178

Long-Term Debt - Schedule of Deferred Financing Costs (Table)

	December 31, 2023	December 31, 2022
Opening balance	$15,136	$16,714
Expenditure in the period	1,140	9,655
Amortization included within interest expense	(5,526)	(11,233)
Closing balance	$10,750	$15,136